Document and Entity Information	Apr. 26, 2022
Cover [Abstract]
Entity Registrant Name	CITIZENS HOLDING CO /MS/
Amendment Flag	false
Entity Central Index Key	0001075706
Document Type	8-K
Document Period End Date	Apr. 26, 2022
Entity Incorporation State Country Code	MS
Entity File Number	001-15375
Entity Tax Identification Number	64-0666512
Entity Address, Address Line One	521 Main Street
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39350
City Area Code	(601)
Local Phone Number	656-4692
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.20 par value
Trading Symbol	CIZN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false